Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	SFr 1,115	SFr 1,756	SFr (288)	SFr 2,871	SFr 868
Derivatives designated as hedging instruments	(1,050)	(1,679)	264	(2,729)	(832)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(437)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(171)	(650)	(23)	(821)	(119)
Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	173	4	7	177	10
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(36)	(14)	0	(50)	4
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(16)	(6)	15	(22)	25
Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(16)	(6)	15	(22)	25
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	SFr 68	SFr (122)	SFr 7	(54)	(255)
Bank | Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items				2,508	776
Derivatives designated as hedging instruments				(2,370)	(740)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				(437)
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				(821)	(119)
Bank | Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				177	10
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				(50)	4
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				(22)	25
Bank | Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				(22)	25
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				SFr (57)	SFr (248)